Discontinued Operations (Consolidated Statements Of Comprehensive Loss) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other expenses		$ 191	$ 122	$ 128
Gain (Loss) from discontinued operations, net of income taxes				$ 5
Boca International Limited
Revenues	$ 812
Cost of revenues	(523)
Operating expenses	(363)
Loss before provision for income taxes	(74)
Income tax credit	79
Gain (Loss) from discontinued operations, net of income taxes	$ 5